Statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss) for the year	$ (56,172,761)	$ 255,381,636
Adjustment to reconcile net income (loss) for the period to net cash from operating activities
Realized losses on redemptions and sales of gold bullion	8,822,164	2,757,701
Change in unrealized (gains) losses on gold bullion	37,474,945	(268,523,339)
Net changes in operating assets and liabilities
Decrease (increase) in subscriptions receivable	4,126
Increase in accounts payable	282,082	202,973
Decrease in prepaid assets	153,603	101,928
Net cash used in operating activities	(9,435,841)	(10,079,101)
Cash flows from investing activities
Purchases of gold bullion	(63,145,069)	(6,649,463)
Sales of gold bullion	2,498,286	7,441,588
Net cash provided by (used in) investing activities	(60,646,783)	792,125
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	73,510,590	8,057,731
Payments on redemption of Units (note 7)	(1,063,084)	(897,854)
Underwriting commissions and issue expenses	(602,834)	19,195
Net cash provided by (used in) financing activities	71,844,672	7,179,072
Net increase (decrease) in cash during the period	1,762,048	(2,107,904)
Cash at beginning of period	1,303,703	3,411,607
Cash at end of period	$ 3,065,751	$ 1,303,703